WHITEHALL FUNDS Trust
                               Semi-Annual Report

                                  May 31, 2001

            [GRAPHIC OMITTED: LOGO W 1923]

                                                WHITEHALL GROWTH FUND
                                                WHITEHALL GROWTH AND INCOME FUND
                                                WHITEHALL HIGH YIELD FUND
                                                WHITEHALL INCOME FUND
                                                WHITEHALL MONEY MARKET FUND



                                                WHITEHALL ASSET MANAGEMENT, INC.

                              WHITEHALL FUNDS TRUST

--------------------------------------------------------------------------------

Fellow Shareholders:

       We are pleased to submit this Semi-Annual Report of The Whitehall Funds Trust for the six months ending May 31, 2001.

THE MARKETS

The stock market posted positive results in the second quarter, but most stock market indices remained in negative territory for the first half. The Whitehall Growth Fund and Growth and Income Fund continue to outperform their benchmarks and to perform well on an absolute basis: the Growth Fund is down slightly for the first half of 2001 (-2.0%) and the Growth and Income Fund is up slightly (+0.5%). The second quarter rally was supported by continued aggressive easing on the part of the Federal Reserve and investors' willingness to look beyond current weakness in the economy and in earnings to the prospect of recovery. Outperforming groups during the quarter included financials, consumer cyclical and economically sensitive sectors, including technology; however, on a year-to-date basis, technology remains a poor performer.

THE ECONOMY

Economic growth slowed to a 1.4% annual pace between October 2000 and March 2001, the slowest six month period since the second and third quarters of 1991 when the economy was emerging from the last recession. Estimates for GDP growth in the second and third quarters call for modest improvement, with some economists forecasting flat or negative rates of change. Even with a constructive Fed and the stimulative effect of a Federal tax cut, the economy faces a number of headwinds that may dampen the pace of recovery. These headwinds include weak capital spending, particularly in the technology and telecommunications sectors, rising unemployment, high-energy costs, contracting corporate profit margins and slowing international economies.

The pace of technology and telecommunications investment has run ahead of demand, resulting in excess inventories and underutilized capacity which may require some period of time to work off. It is estimated that $650 billion in debt was raised in the past few years for companies in the telecommunications industry for the build-out of networks. A significant portion of the debt (Merrill Lynch estimates up to 20%-30%) may default. By way of comparison, during the savings and loan crisis of the late 1980's - early 1990's, defaulted debt on the order of $120-$150 billion had to be absorbed. The reason that the pace of technology capital spending is so important is that it is estimated to have accounted for between one-third to one-half of economic growth since the mid-1990's. The good news with respect to technology is that product life cycles historically have lasted about three years which suggests that even though current fundamentals are weak, the secular outlook for technology remains positive as businesses and consumers will ultimately need to upgrade aging investments.

Declining corporate profit margins have also created an economic headwind. Despite productivity gains, corporate profits are being squeezed by rising energy and employment costs in an environment

--------------------------------------------------------------------------------

of limited pricing power and slowing top line growth. The profit margin squeeze serves as a constraint on capital investment and puts pressure on management to reduce costs, particularly labor costs. Corporate headcount reductions have resulted in a net decline of over 100,000 jobs per month in the past three months, as compared to gains of over 150,000 per month in the first quarter and over 200,000 per month last year.

Given these headwinds, we believe the potency of the Fed policy may be more limited than in past periods of economic weakness. The current decline in capital spending and the past year's collapse in technology stocks, particularly in the Internet sector, reflect the ongoing process of correcting these excesses. We believe the corrective process associated with excessive asset values and capital investment will take longer to work through than the consumer led inventory corrections of past down cycles.

THE OUTLOOK

We believe the stock market may have put in its low in early April and that investors are looking ahead to a prospective recovery by early 2002. The question remains as to the magnitude and timing of the recovery. Any economic recovery is likely to be gradual due to the time required to correct capital investment imbalances and the headwinds faced by the consumer, including high debt, low savings, eroding equity wealth and a weakening job market. As the economy slowly recovers, we would expect the rates of earnings growth and stock market appreciation to ultimately return to historic norms which have been on the order of 7% and 10%, respectively.

We believe that the Whitehall Funds are well positioned for the market's eventual recovery, gradual though it may be. Historically, early cycle beneficiaries of lower interest rates and an improving economy have been companies in the consumer cyclical, health care and financial services areas, and we are well represented with investments in these sectors. For defensive purposes, cash levels were higher than usual during the quarter. As the Fed continues to ease and the economy ultimately regains traction, we believe our stocks will rebound as the growth drivers underlying our investments reassert themselves.

While we have suffered a significant bear market, we believe the lows in the stock market may have already been made. As part of its bottoming process, the stock market may remain in a trading range for a while as investors await more evidence of an economic turn. We are confident the traditional tools of monetary and fiscal policy will lead to economic recovery and that the stage is being set for a return to more positive results in the stock market.


Respectfully submitted,


/S/ MARC KELLER


Marc Keller
Chief Investment Officer

WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                          VALUE
  ------                                          -----

 COMMON STOCKS -- 89.67%
              BANKING -- 2.37%
    71,200    Wells Fargo & Co.............   $  3,352,096
                                              ------------
              BEVERAGES -- 0.84%
    26,700    PepsiCo, Inc.................      1,195,092
                                              ------------
              COMPUTERS -- 4.22%
    95,000    EMC Corp./Mass.*.............      3,002,000
    53,400    Gateway 2000.................        891,780
    71,200    Hewlett-Packard Co...........      2,087,584
                                              ------------
                                                 5,981,364
                                              ------------
              DIVERSIFIED MANUFACTURING-- 5.05%
    93,400    General Electric Co..........      4,576,600
    53,400    Honeywell International, Inc.      2,584,560
                                              ------------
                                                 7,161,160
                                              ------------
              ELECTRONICS -- 0.32%
    13,556    Agilent Technologies, Inc.*..        454,668
                                              ------------
              ENTERTAINMENT -- 3.90%
   190,000    AT&T Corp. - Liberty Media Corp.   3,201,500
    89,000    Fox Entertainment Group, Inc.,
              Class A......................      2,322,900
                                              ------------
                                                 5,524,400
                                              ------------
              FINANCIAL SERVICES -- 5.74%
    53,400    Household International, Inc.      3,506,244
    71,200    Merrill Lynch & Co...........      4,625,864
                                              ------------
                                                 8,132,108
                                              ------------
              HEALTH CARE -- 5.27%
    53,400    Baxter International, Inc....      2,636,892
    67,125    Cardinal Health, Inc.........      4,832,329
                                              ------------
                                                 7,469,221
                                              ------------
              HOUSEHOLD PRODUCTS-- 2.14%
    53,400    Colgate-Palmolive Co.........      3,024,576
                                              ------------
              INSURANCE -- 3.24%
    56,750    American International Group,
              Inc. ........................      4,596,750
                                              ------------
              MULTIMEDIA -- 2.76%
    74,750    AOL Time Warner, Inc.*.......      3,904,193
                                              ------------

  SHARES                                          VALUE
  ------                                          -----

              OIL AND GAS -- 3.92%
    36,803    Exxon Mobil Corp.............    $ 3,266,266
    48,900    Halliburton Co...............      2,285,586
                                              ------------
                                                 5,551,852
                                              ------------
              PHARMACEUTICALS -- 9.63%
    94,300    Amgen, Inc.*.................      6,259,634
    65,000    Bristol-Myers Squibb Co......      3,525,600
    90,000    Pfizer, Inc..................      3,860,100
                                              ------------
                                                13,645,334
                                              ------------
              RESTAURANTS -- 2.47%
   115,700    McDonald's Corp..............      3,503,396
                                              ------------
              RETAIL -- 5.87%
   120,000    Costco Wholesale Corp.*......      4,669,200
   105,000    Kroger Co.*..................      2,618,700
    20,000    Wal-Mart Stores, Inc.........      1,035,000
                                              ------------
                                                 8,322,900
                                              ------------
              SEMICONDUCTORS -- 17.13%
   213,600    Altera Corp.*................      5,126,400
   106,800    Intel Corp...................      2,884,668
   124,600    Maxim Integrated Products, Inc.*   6,357,092
    53,400    Micron Technology, Inc.*.....      2,002,500
    70,000    Texas Instruments, Inc.......      2,388,400
   133,500    Xilinx, Inc.*................      5,506,875
                                              ------------
                                                24,265,935
                                              ------------
              TECHNOLOGY -- 13.62%
   115,700    Applied Materials, Inc.*.....      5,776,901
    65,000    ASM Lithography Holding N.V.*      1,511,900
   145,000    Cisco Systems, Inc.*.........      2,792,700
    25,000    Microsoft Corp.*.............      1,729,500
   100,100    Molex, Inc...................      3,515,512
     5,000    Molex, Inc., Class A.........        135,750
    80,100    Novellus Systems, Inc.*......      3,836,790
                                              ------------
                                                19,299,053
                                              ------------
              TELECOMMUNICATIONS-- 1.18%
    53,400    Sprint Corp. (FON Group).....      1,084,554
    26,700    Sprint Corp. (PCS Group)*....        587,400
                                              ------------
                                                 1,671,954
                                              ------------
              TOTAL COMMON STOCKS .........    127,056,052
                                              ------------
              (Cost $70,700,167)


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                          VALUE
  ------                                          -----

 CASH EQUIVALENTS -- 10.50%
14,877,487    Bank of New York
              Cash Reserve Fund............   $ 14,877,487
                                              ------------
              TOTAL CASH EQUIVALENTS ......     14,877,487
                                              ------------
              (Cost $14,877,487)
              TOTAL INVESTMENTS-- 100.17%      141,933,539
                                              ------------
              (Cost $85,577,654)
              LIABILITIES IN EXCESS OF
              OTHER ASSETS-- (0.17)%.......       (243,033)
                                              ------------
              NET ASSETS-- 100.00%.........   $141,690,506
                                              ============

---------------------------------
 * Non-income producing security.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                          VALUE
  ------                                          -----

 COMMON STOCKS -- 56.32%
              BANKING -- 1.61%
    23,000    Wells Fargo & Co.............   $  1,082,840
                                              ------------
              BEVERAGES -- 1.80%
    27,000    PepsiCo, Inc.................      1,208,520
                                              ------------
              COMPUTERS -- 1.19%
    27,200    Hewlett-Packard Co...........        797,504
                                              ------------
              CONSUMER GOODS -- 1.38%
    15,400    Kimberly-Clark Corp..........        930,930
                                              ------------
              DIVERSIFIED MANUFACTURING-- 4.20%
    39,900    General Electric Co..........      1,955,100
    18,000    Honeywell International, Inc.        871,200
                                              ------------
                                                 2,826,300
                                              ------------
              ELECTRONICS -- 0.26%
     5,187    Agilent Technologies, Inc.*..        173,972
                                              ------------
              FINANCIAL SERVICES -- 1.95%
    20,000    Household International, Inc.      1,313,200
                                              ------------
              FOOD SERVICE -- 1.77%
    40,000    Sysco Corp...................      1,189,200
                                              ------------
              HEALTH CARE -- 2.70%
    24,000    Baxter International, Inc....      1,185,120
     8,752    Cardinal Health, Inc.........        630,056
                                              ------------
                                                 1,815,176
                                              ------------
              HOUSEHOLD PRODUCTS-- 1.35%
    16,000    Colgate-Palmolive Co.........        906,240
                                              ------------
              INSURANCE -- 2.26%
    18,750    American International
              Group, Inc. .................      1,518,750
                                              ------------
              MULTIMEDIA -- 1.40%
    18,000    AOL Time Warner, Inc.*.......        940,140
                                              ------------
              OIL AND GAS -- 3.41%
    25,861    Exxon Mobil Corp.............      2,295,164
                                              ------------
              PHARMACEUTICALS -- 5.52%
    30,000    Amgen, Inc.*.................      1,991,400
     8,000    Bristol-Myers Squibb Co......        433,920
    30,000    Pfizer, Inc..................      1,286,700
                                              ------------
                                                 3,712,020
                                              ------------

  SHARES                                          VALUE
  ------                                          -----

              RESTAURANTS -- 1.58%
    35,000    McDonald's Corp..............   $  1,059,800
                                              ------------
              RETAIL -- 3.97%
    25,000    Costco Wholesale Corp.*......        972,750
    12,000    CVS Corp.....................        658,800
    41,600    Kroger Co.*..................      1,037,504
                                              ------------
                                                 2,669,054
                                              ------------
              SEMICONDUCTORS -- 12.93%
    80,000    Altera Corp.*................      1,920,000
    30,000    Intel Corp...................        810,300
    54,000    Maxim Integrated Products, Inc.*   2,755,080
    24,000    Micron Technology, Inc.*.....        900,000
    56,000    Xilinx, Inc.*................      2,310,000
                                              ------------
                                                 8,695,380
                                              ------------
              TECHNOLOGY -- 7.04%
    44,000    Applied Materials, Inc.*.....      2,196,920
    31,250    Molex, Inc...................      1,097,500
    30,000    Novellus Systems, Inc.*......      1,437,000
                                              ------------
                                                 4,731,420
                                              ------------
              TOTAL COMMON STOCKS .........     37,865,610
                                              ------------
              (Cost $18,821,716)

                                      CREDIT
 PAR VALUE                           RATINGS+
 ---------                           --------

 CORPORATE OBLIGATIONS -- 22.74%
              BANKING -- 2.32%
$1,000,000    Deutsche Ausgleichsbank
              6.500%, 09/15/04.......  NR/AAA    1,035,479
   500,000    Santander Financial Issuances,
              Yankee
              7.875%, 04/15/05.......    A1/A      525,683
                                              ------------
                                                 1,561,162
                                              ------------
              BASIC MATERIALS -- 1.21%
 1,000,000    Teck Corp., Yankee,
              Convertible
              3.750%, 07/15/06.......Baa3/BBB-     815,000
                                              ------------
              COMMERCIAL SERVICES -- 0.54%
   500,000    Comdisco, Inc.
              6.130%, 08/01/06.......    B2/B      360,000
                                              ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                      CREDIT
 PAR VALUE                           RATINGS+     VALUE
 ---------                           --------     -----

              FINANCIAL SERVICES -- 4.73%
$  750,000    AIG SunAmerica
              Global Financing VI
              6.300%, 05/10/11 (A)... Aaa/AAA $    740,073
   725,000    Citigroup, Inc., Senior Notes
              6.750%, 12/01/05.......  Aa2/AA-     749,061
   650,000    Ford Motor Credit Co.
              6.875%, 02/01/06.......    A2/A      660,861
   500,000    Household Financial Corp.
              6.500%, 01/24/06.......    A2/A      506,312
   500,000    Qwest Capital Funding, Inc.
              7.750%, 08/15/06.......Baa1/BBB+     526,196
                                              ------------
                                                 3,182,503
                                              ------------
              INDUSTRIAL GOODS AND SERVICES -- 1.61%
   500,000    Emerson Electric Co.
              7.875%, 06/01/05.......  Aa3/AA-     536,547
   500,000    Lockheed Martin Corp.
              8.200%, 12/01/09.......Baa3/BBB-     542,791
                                              ------------
                                                 1,079,338
                                              ------------
              INSURANCE-- 3.89%
   650,000    Associated P&C Holdings,
              Senior Notes
              6.750%, 07/15/03 (A)...  Baa1/A      659,554
 2,000,000    PXRE Capital Trust I
              8.850%, 02/01/27....... Ba1/BBB-   1,368,310
   700,000    Safeco Capital Trust I
              8.072%, 07/15/37.......Baa1/BBB-     586,300
                                              ------------
                                                 2,614,164
                                              ------------
              MULTIMEDIA -- 1.89%
   750,000    AOL Time Warner, Inc.
              6.125%, 04/15/06.......Baa1/BBB+     742,560
   500,000    Viacom, Inc.
              7.700%, 07/30/10.......    A3/A-     528,399
                                              ------------
                                                 1,270,959
                                              ------------

                                      CREDIT
 PAR VALUE                           RATINGS+     VALUE
 ---------                           --------     -----

              OIL AND GAS-- 1.80%
$  350,000    Amoco Canada Petroleum Co.,
              Yankee
              7.950%, 10/01/22....... Aa1/AA+ $    374,640
   304,000    Imperial Oil, Ltd., Debenture,
              Yankee
              8.750%, 10/15/19.......  Aa1/AA+     316,726
   500,000    Valero Energy Corp.
              7.375%, 03/15/06.......Baa3/BBB-     518,348
                                              ------------
                                                 1,209,714
                                              ------------
              RETAIL -- 1.96%
   650,000    Federated Department
              Stores, Inc., Senior Notes
              6.625%, 04/01/11.......Baa1/BBB+     630,546
   700,000    Kroger Co.
              6.800%, 04/01/11.......Baa3/BBB-     686,823
                                              ------------
                                                 1,317,369
                                              ------------
              TELECOMMUNICATIONS -- 1.62%
   400,000    Telecom De Puerto Rico
              6.650%, 05/15/06.......Baa1/BBB      390,944
   700,000    WorldCom, Inc.
              8.250%, 05/15/31.......  A3/BBB+     701,186
                                              ------------
                                                 1,092,130
                                              ------------
              TRANSPORTATION -- 1.17%
   500,000    Burlington Northern
              Santa Fe Corp.
              6.750%, 07/15/11.......Baa2/BBB+     493,194
   300,000    Norfolk Southern Railway,
              Equipment Trust
              5.950%, 04/01/07.......   Aa3/A      291,564
                                              ------------
                                                   784,758
                                              ------------
              TOTAL CORPORATE OBLIGATIONS .     15,287,097
                                              ------------
              (Cost $15,296,027)

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 11.10%
              FEDERAL HOME LOAN
              MORTGAGE CORPORATION -- 2.82%
   100,000    7.000%, 03/15/10....... Aaa/AAA      106,182
   784,142    6.000%, 01/01/14....... Aaa/AAA      776,055
 1,000,000    6.500%, 07/31/31....... Aaa/AAA    1,015,078
                                              ------------
                                                 1,897,315
                                              ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                      CREDIT
 PAR VALUE                           RATINGS+     VALUE
 ---------                           --------     -----

              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION -- 3.39%
$      290    6.500%, 08/25/04....... Aaa/AAA $        294
   862,225    7.500%, 02/01/15....... Aaa/AAA      889,169
   390,680    7.000%, 04/18/28....... Aaa/AAA      398,501
 1,000,000    6.500%, 06/30/31 (B)... Aaa/AAA      989,375
                                              ------------
                                                 2,277,339
                                              ------------
              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION -- 1.47%
   350,823    6.500%, 04/15/31....... Aaa/AAA      347,582
   331,412    6.500%, 04/15/31....... Aaa/AAA      328,349
   317,864    6.500%, 05/15/31....... Aaa/AAA      314,927
                                              ------------
                                                   990,858
                                              ------------
              U.S. TREASURY NOTES-- 3.42%
 1,000,000    4.250%, 03/31/03....... Aaa/AAA    1,000,388
   300,000    5.875%, 11/15/04....... Aaa/AAA      310,638
 1,000,000    4.625%, 05/15/06....... Aaa/AAA      986,406
                                              ------------
                                                 2,297,432
                                              ------------
              TOTAL U.S. GOVERNMENT
              AND AGENCY OBLIGATIONS ......      7,462,944
                                              ------------
              (Cost $7,401,252)

 ASSET-BACKED SECURITIES -- 9.50%
   290,782    ABN AMRO Mortage Corp.,
              Series 2000-1, Class A4
              7.650%, 02/25/30....... Aaa/AAA     295,037
   600,000    American Express Credit
              Account Master Trust,
              Series 2001-2, Class B
              5.830%, 10/15/08.......    A1/A      597,169
   700,000    Discover Card Master Trust I,
              Series 2001-5, Class B
              5.650%, 11/16/06.......    A2/A      701,805
   650,000    DVI Receivables Corp.,
              Series 2001-1, Class A3
              5.137%, 11/11/04.......  Aaa/NR      653,758
   500,000    Household Automotive Trust IV,
              Series 2000-1, Class A4
              7.480%, 12/18/06....... Aaa/AAA      523,912
   500,000    MBNA Master Credit Card Trust,
              Series 1999-G, Class A
              6.350%, 12/15/06....... Aaa/AAA      513,860

                                      CREDIT
 PAR VALUE                           RATINGS+     VALUE
 ---------                           --------     -----

ASSET-BACKED SECURITIES (CONTINUED)
$  650,000    PNC Mortgage Acceptance Corp.,
              Series 2001-C1, Class A2
              6.360%, 03/12/11....... Aaa/AAA $    639,516
   650,000    Prestige Auto Receivables Trust,
              Series 2001-1A, Class A
              5.260%, 08/15/09....... Aaa/AAA      650,000
   500,000    PSE&G Transition Funding LLC,
              Series 2001-1, Class A3
              5.980%, 06/15/08....... Aaa/AAA      505,728
   500,000    Residential Asset
              Securitization Trust,
              Series 1998-A9, Class 2A8
              6.750%, 09/25/28.......  NR/AAA      504,095
   800,000    Teachers Insurance
              Annuity Association
              5.770%, 06/19/16 (A)... AAA/AAA      800,028
                                              ------------
              TOTAL ASSET-BACKED SECURITIES      6,384,908
                                              ------------
              (Cost $6,315,074)

  SHARES
  ------

 CASH EQUIVALENTS -- 4.09%
 2,751,989    Bank of New York Cash
              Reserve Fund.................      2,751,989
                                              ------------
              TOTAL CASH EQUIVALENTS ......      2,751,989
                                              ------------
              (Cost $2,751,989)
              TOTAL INVESTMENTS-- 103.75%       69,752,548
                                              ------------
              (Cost $50,586,058)
              LIABILITIES IN EXCESS OF
              OTHER ASSETS-- (3.75)%.......     (2,522,495)
                                              ------------
              NET ASSETS-- 100.00%.........   $ 67,230,053
                                              ============

---------------------------------
*   Non-income producing security.
(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2001, these securities amounted to $2,199,655 or 3.27% of net assets.
(B) When-issued security.
+   See page 13 for Credit Rating Summary (unaudited).

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                      CREDIT
 PAR VALUE                           RATINGS+     VALUE
 ---------                           --------     -----

 CORPORATE OBLIGATIONS -- 83.09%
              AEROSPACE AND DEFENSE -- 2.33%
$   50,000    Alliant Techsystems Inc.,
              Senior Subordinated Notes
              8.500%, 05/15/11 (A)...    B2/B $     50,500
    50,000    BE Aerospace Inc.,
              Senior Subordinated Notes
              8.875%, 05/01/11 (A)...    B2/B       50,375
                                              ------------
                                                   100,875
                                              ------------
              CHEMICALS-- 2.40%
   100,000    Lyondell Chemical Co.,
              Sr. Subordinated Notes
              10.875%, 05/01/09......    B2/B+     104,000
                                              ------------
              COMMERCIAL SERVICES -- 3.56%
    50,000    Integrated Electric Services
              9.375%, 02/01/09.......   B2/BB-      49,687
   100,000    (North America)
              United Rentals Inc.
              10.750%, 04/15/08 (A)..   B1/BB      104,250
                                              ------------
                                                   153,937
                                              ------------
              COMMUNICATIONS -- 14.18%
   200,000    Charter Communications
              Holdings LLC,
              Senior Discount Notes,
              Step Coupon
              2.946%, 04/01/11 (B)...    B2/B+     140,000
   100,000    CSC Holdings, Inc., PIK
              11.125%, 04/01/08......    B1/B+     109,517
   100,000    Echostar DBS Corp.,
              Senior Notes
              9.375%, 02/01/09.......    B1/B+     100,750
   100,000    Exodus Communications Inc.,
              Senior Notes
              11.625%, 07/15/10......    B3/B       66,500
   100,000    Mediacom LLC
              9.500%, 01/15/13 (A)...    B2/B+      96,250
   100,000    Rogers Communications,
              Yankee, Senior Notes
              8.875%, 07/15/07.......  Ba2/BB-     101,000
                                              ------------
                                                   614,017
                                              ------------

                                      CREDIT
 PAR VALUE                           RATINGS+     VALUE
 ---------                           --------     -----

              ELECTRONICS-- 1.16%
$   50,000    Flextronics International Ltd.,
              Yankee, Senior
              Subordinated Notes
              9.875%, 07/01/10.......  BA3/BB-$     50,375
                                              ------------
              FOREST AND PAPER PRODUCTS -- 2.41%
   100,000    Tembec Finance Corp.
              9.875%, 09/30/05.......  Ba1/BB+     104,125
                                              ------------
              HEALTH CARE -- 4.84%
   100,000    HCA - The Healthcare Co.
              8.750%, 09/01/10.......  Ba1/BB+     105,945
   100,000    Tenet Healthcare Corp.,
              Senior Subordinated Notes,
              Series B
              8.125%, 12/01/08.......  Ba3/BB-     103,500
                                              ------------
                                                   209,445
                                              ------------
              HOME BUILDERS -- 2.29%
   100,000    DR Horton Inc.,
              Senior Subordinated Notes
              9.375%, 03/15/11.......   Ba3/B+       99,250
                                              ------------
              LEISURE-- 11.62%
   100,000    Ameristar Casinos Inc.,
              Senior Subordinated Notes
              10.750%, 02/15/09 (A)..    B3/B-      104,000
   100,000    Bally Total Fitness Holding,
              Senior Subordinated Notes
              9.875%, 10/15/07.......    B3/B-       99,000
   100,000    Harrahs Operating Co., Inc.
              7.875%, 12/15/05.......  Ba2/BB+     101,125
   100,000    Mandalay Resort Group,
              Senior Notes
              6.450%, 02/01/06.......  Ba2/BB+      91,992
   100,000    MGM Mirage, Inc.
              9.750%, 06/01/07.......  Ba2/BB+     107,250
                                              ------------
                                                   503,367
                                              ------------
              LODGING -- 5.68%
   100,000    Felcor Suites LP,
              Senior Notes, REIT
              7.375%, 10/01/04.......  Ba2/BB       97,561
   150,000    HMH Properties, Senior Notes
              7.875%, 08/01/05.......  Ba2/BB      148,500
                                              ------------
                                                   246,061
                                              ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                      CREDIT
 PAR VALUE                           RATINGS+     VALUE
 ---------                           --------     -----

              OIL AND GAS-- 7.08%
$  100,000    BRL Universal Equipment,
              Senior Notes
              8.875%, 02/15/08 (A)...  Ba3/BB-$    103,000
    50,000    Lone Star Technologies
              9.000%, 06/01/11 (A)...    B1/B+      50,375
   100,000    Ocean Energy,
              Senior Subordinated Notes
              8.625%, 08/01/05.......  Ba1/BB+     101,000
    50,000    Triton Energy Ltd.,
              Yankee, Senior Notes
              8.875%, 10/01/07.......  Ba3/BB-      52,250
                                              ------------
                                                   306,625
                                              ------------
              TECHNOLOGY -- 2.24%
    50,000    Unisys Corp., Senior Notes
              8.125%, 06/01/06.......  Ba1/BB+      49,000
    50,000    Unisys Corp., Senior Notes
              7.875%, 04/01/08.......  Ba1/BB+      48,125
                                              ------------
                                                    97,125
                                              ------------
              TELECOMMUNICATIONS-- 16.15%
    50,000    Allegiance Telecom, Inc.,
              Senior Notes
              12.875%, 05/15/08......    B3/B       46,250
   100,000    American Tower Corp.,
              Senior Notes
              9.375%, 02/01/09 (A)...    B3/B       98,250
    50,000    Asia Global Crossing Ltd.,
              Senior Notes
              13.375%, 10/15/10......    B2/B+      48,750
   100,000    Crown Castle International Corp.,
              Senior Notes
              9.375%, 08/01/11 (A)...    B3/B       97,500
   100,000    Global Crossing Holding Ltd.,
              Senior Notes
              8.700%, 08/01/07 (A)...  Ba2/BB       89,500
   100,000    Level 3 Communications, Inc.,
              Senior Notes
              9.125%, 05/01/08.......    B3/B       62,000
   100,000    McLeodUSA, Inc., Senior Notes
              11.375%, 01/01/09......    B1/B+      75,000

                                      CREDIT
 PAR VALUE                           RATINGS+     VALUE
 ---------                           --------     -----

TELECOMMUNICATIONS (CONTINUED)
$  200,000    Nextel Communications, Inc.,
              Senior Notes, Step Coupon
              4.798%, 02/15/08 (B)...    B1/B $    133,000
    50,000    TeleCorp PCS, Inc.,
              Senior Subordinated Notes
              10.625%, 07/15/10......   B3/NA       49,125
                                              ------------
                                                   699,375
                                              ------------
              UTILITIES -- 7.15%
   100,000    AES Corp., Senior Notes
              9.500%, 06/01/09.......  Ba1/BB      102,750
   100,000    Calpine Canada Energy Finance,
              Senior Notes
              8.500%, 05/01/08.......  Ba1/BB+     100,391
   100,000    CMS Energy Corp.,
              Senior Notes
              9.875%, 10/15/07.......  Ba3/BB      106,264
                                              ------------
                                                   309,405
                                              ------------
              TOTAL CORPORATE OBLIGATIONS..      3,597,982
                                              ------------
              (Cost $3,628,544)

  SHARES
  ------

CASH EQUIVALENTS -- 14.50%
   627,584    Bank of New York Cash
              Reserve Fund.................        627,584
                                              ------------
              TOTAL CASH EQUIVALENTS ......        627,584
                                              ------------
              (Cost $627,584)
              TOTAL INVESTMENTS-- 97.59%...      4,225,566
                                              ------------
              (Cost $4,256,128)
              OTHER ASSETS
              NET OF LIABILITIES-- 2.41%...        104,493
                                              ------------
              NET ASSETS-- 100.00%.........   $  4,330,059
                                              ============

--------------------------------------------------------------------------------
(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2001, these securities amounted to $844,000 or 19.49% of net assets.
(B) Interest rate presented represents annualized yield at time of purchase. PIK Payment in Kind.
REIT Real Estate Investment Trust.
+    See page 13 for Credit Rating Summary (unaudited).

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                      CREDIT
 PAR VALUE                           RATINGS+     VALUE
 ---------                           --------     -----

 CORPORATE OBLIGATIONS -- 49.13%
              BANKING -- 2.06%
$  600,000    Santander Financial Issuances, Yankee
              7.875%, 04/15/05.......    A1/A $    630,820
                                              ------------
              BASIC MATERIALS -- 2.66%
 1,000,000    Teck Corp., Yankee, Convertible
              3.750%, 07/15/06.......Baa3/BBB-     815,000
                                              ------------
              COMMERCIAL SERVICES -- 1.18%
   500,000    Comdisco, Inc.
              6.130%, 08/01/06.......    B2/B      360,000
                                              ------------
              FINANCIAL SERVICES -- 14.61%
   750,000    AIG SunAmerica
              Global Financing VI
              6.300%, 05/10/11 (A)... Aaa/AAA      740,073
   725,000    Citigroup, Inc., Senior Notes
              6.750%, 12/01/05.......  Aa2/AA-     749,061
   650,000    Ford Motor Credit Co.
              6.875%, 02/01/06.......    A2/A      660,861
   865,000    General Electric Capital Corp.,
              Debentures
              8.500%, 07/24/08....... Aaa/AAA      970,294
   500,000    Household Financial Corp.
              6.500%, 01/24/06.......    A2/A      506,312
   800,000    Qwest Capital Funding, Inc.
              7.750%, 08/15/06.......Baa1/BBB+     841,914
                                              ------------
                                                 4,468,515
                                              ------------
              INDUSTRIAL GOODS AND SERVICES -- 3.53%
   500,000    Emerson Electric Co.
              7.875%, 06/01/05.......  Aa3/AA-     536,547
   500,000    Lockheed Martin Corp.
              8.200%, 12/01/09.......Baa3/BBB-     542,792
                                              ------------
                                                 1,079,339
                                              ------------
              INSURANCE-- 8.55%
   650,000    Associated P&C Holdings,
              Senior Notes
              6.750%, 07/15/03 (A)...  Baa1/A      659,554
 2,000,000    PXRE Capital Trust I
              8.850%, 02/01/27....... Ba1/BBB-   1,368,338
   700,000    Safeco Capital Trust I
              8.072%, 07/15/37.......Baa1/BBB-     586,300
                                              ------------
                                                 2,614,192
                                              ------------

                                      CREDIT
 PAR VALUE                           RATINGS+     VALUE
 ---------                           --------     -----

              MULTIMEDIA -- 5.36%
$  750,000    AOL Time Warner, Inc.
              6.125%, 04/15/06.......Baa1/BBB+$    742,560
   850,000    Viacom, Inc.
              7.700%, 07/30/10.......    A3/A-     898,278
                                              ------------
                                                 1,640,838
                                              ------------
              OIL AND GAS -- 1.69%
   500,000    Valero Energy Corp.
              7.375%, 03/15/06.......Baa3/BBB-     518,348
                                              ------------
              RETAIL -- 4.31%
   650,000    Federated Department
              Stores, Inc., Senior Notes
              6.625%, 04/01/11.......Baa1/BBB+     630,546
   700,000    Kroger Co.
              6.800%, 04/01/11.......Baa3/BBB-     686,823
                                              ------------
                                                 1,317,369
                                              ------------
              TELECOMMUNICATIONS -- 3.57%
   400,000    Telecom De Puerto Rico
              6.650%, 05/15/06.......Baa1/BBB      390,944
   700,000    WorldCom, Inc.
              8.250%, 05/15/31.......  A3/BBB+     701,186
                                              ------------
                                                 1,092,130
                                              ------------
              TRANSPORTATION -- 1.61%
   500,000    Burlington Northern
              Santa Fe Corp.
              6.750%, 07/15/11.......Baa2/BBB+     493,194
                                              ------------
              TOTAL CORPORATE OBLIGATIONS .     15,029,745
                                              ------------
              (Cost $15,025,896)

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 30.98%
              FEDERAL HOME LOAN
              MORTGAGE CORPORATION -- 8.39%
 1,568,284    6.000%, 01/01/14....... Aaa/AAA    1,552,111
 1,000,000    6.500%, 07/31/31....... Aaa/AAA    1,015,078
                                              ------------
                                                 2,567,189
                                              ------------
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION -- 8.10%
   862,225    7.500%, 02/01/15....... Aaa/AAA      889,169
   586,020    7.000%, 04/18/28....... Aaa/AAA      597,752
 1,000,000    6.500%, 06/30/31 (B)... Aaa/AAA      989,375
                                              ------------
                                                 2,476,296
                                              ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                      CREDIT
 PAR VALUE                           RATINGS+     VALUE
 ---------                           --------     -----

              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION -- 3.24%
$  332,431    6.500%, 03/15/31....... Aaa/AAA $    329,359
   349,095    6.500%, 05/15/31....... Aaa/AAA      345,869
   318,375    6.500%, 05/15/31....... Aaa/AAA      315,433
                                              ------------
                                                   990,661
                                              ------------
              U.S. TREASURY NOTES-- 11.25%
 1,000,000    4.250%, 03/31/03....... Aaa/AAA    1,000,388
 1,000,000    4.625%, 05/15/06....... Aaa/AAA      986,406
 1,500,000    5.000%, 02/15/11....... Aaa/AAA    1,454,649
                                              ------------
                                                 3,441,443
                                              ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS ..........      9,475,589
                                              ------------
              (Cost $9,404,223)

 ASSET-BACKED SECURITIES -- 23.24%
   436,174    ABN AMRO Mortage Corp.,
              Series 2000-1, Class A4
              7.650%, 02/25/30....... Aaa/AAA      442,555
   600,000    American Express Credit
              Account Master Trust,
              Series 2001-2, Class B
              5.830%, 10/15/08.......    A1/A      597,169
   550,000    Citibank Credit Card,
              Series 2000-A3
              6.875%, 11/15/09....... Aaa/AAA      574,076
   700,000    Discover Card Master Trust I,
              Series 2001-5, Class B
              5.650%, 11/15/06.......    A2/A      701,805
   650,000    DVI Receivables Corp.,
              Series 2001-1, Class A3
              5.137%, 11/11/04.......  Aaa/NR      653,758
   500,000    Greenpoint Manufactured
              Housing, Series 2000-1,
              Class A2
              7.600%, 09/20/22.......Aaa/A2/AA-    515,763
   500,000    Household Automotive Trust IV,
              Series 2000-1, Class A4
              7.480%, 12/18/06....... Aaa/AAA      523,912
   650,000    PNC Mortgage Acceptance Corp.,
              Series 2001-C1, Class A2
              6.360%, 03/12/11....... Aaa/AAA      639,516

                                      CREDIT
 PAR VALUE                           RATINGS+     VALUE
 ---------                           --------     -----

ASSET-BACKED SECURITIES (CONTINUED)
$  650,000    Prestige Auto Receivables Trust,
              Series 2001-1A, Class A
              5.260%, 08/15/09....... Aaa/AAA $    650,000
   500,000    PSE&G Transition Funding LLC,
              Series 2001-1, Class A3
              5.980%, 06/15/08....... Aaa/AAA      505,728
   500,000    Residential Asset
              Securitization Trust,
              Series 1998-A9, Class 2A8
              6.750%, 09/25/28.......  NR/AAA      504,095
   800,000    Teachers Insurance
              Annuity Association
              5.770%, 06/19/16 (A)... AAA/AAA      800,028
                                              ------------
              TOTAL ASSET-BACKED SECURITIES      7,108,405
                                              ------------
              (Cost $7,008,713)

  SHARES
  ------

 CASH EQUIVALENTS -- 2.60%
   795,127    Bank of New York Cash
              Reserve Fund.................        795,127
                                              ------------
              TOTAL CASH EQUIVALENTS ......        795,127
                                              ------------
              (Cost $795,127)
              TOTAL INVESTMENTS-- 105.95%       32,408,866
                                              ------------
              (Cost $32,233,959)
              LIABILITIES IN EXCESS OF
              OTHER ASSETS-- (5.95)%.......     (1,820,791)
                                              ------------
              NET ASSETS-- 100.00%.........   $ 30,588,075
                                              ============

--------------------------------------------------------------------------------
(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2001, these securities amounted to $2,199,655 or 7.19% of net assets.
(B)  When-issued security.
+    See page 13 for Credit Rating Summary (unaudited).


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                      CREDIT
 PAR VALUE                           RATINGS+     VALUE
 ---------                           --------     -----

 COMMERCIAL PAPER (A) -- 91.61%
              FINANCIAL SERVICES -- 39.11%
$1,500,000    Asset Securitization Corp.
              4.280%, 06/11/01.............   $  1,498,217
   500,000    Eagle Funding Co.
              4.750%, 06/20/01.............        498,747
 1,000,000    Ford Motor Credit Co.
              3.900%, 07/13/01.............        995,450
 1,100,000    General Motors Acceptance Corp.
              4.910%, 06/05/01.............      1,099,400
 1,500,000    Goldman Sachs & Co.
              4.247%, 07/24/01.............      1,490,725
 1,500,000    National Rural Utilities
              Co-Operative Finance Co.
              4.030%, 06/13/01.............      1,497,985
 1,500,000    Nestle Capital Co.
              3.900%, 07/10/01.............      1,493,662
 1,000,000    Three Rivers Fund Corp.
              4.740%, 06/22/01.............        997,235
 1,100,000    Toyota Credit Co.
              4.030%, 06/14/01.............      1,098,399
                                              ------------
                                                10,669,820
                                              ------------
              FOOD AND BEVERAGE -- 7.30%
   500,000    Campbell Soup Co.
              3.880%, 09/18/01.............        494,126
 1,500,000    Coca-Cola Co.
              4.260%, 06/06/01.............      1,499,112
                                              ------------
                                                 1,993,238
                                              ------------
              INDUSTRIAL GOODS AND SERVICES-- 5.46%
 1,500,000    Dupont (E.I.) de Nemours & Co.
              3.870%, 08/10/01.............      1,488,712
                                              ------------
              INSURANCE-- 9.09%
 1,500,000    Metlife Funding Co.
              3.880%, 08/17/01.............      1,487,552
 1,000,000    Verizon Network Funding Co.
              3.930%, 07/24/01.............        994,214
                                              ------------
                                                 2,481,766
                                              ------------
              MULTIMEDIA -- 12.03%
 1,500,000    Gannett Co.
              3.950%, 07/13/01.............      1,493,087
   500,000    Mcgraw-Hill, Inc.
              4.620%, 07/30/01.............        496,214

 PAR VALUE                                       VALUE
 ---------                                       -----

MULTIMEDIA (CONTINUED)
$1,300,000    Walt Disney Co.
              3.870%, 07/25/01.............   $  1,292,454
                                              ------------
                                                 3,281,755
                                              ------------
              PHARMACEUTICALS-- 4.37%
 1,200,000    Schering-Plough Co.
              3.920%, 07/18/01.............      1,193,859
                                              ------------
              UTILITIES -- 14.25%
 1,000,000    Alabama Power Co.
              4.310%, 06/21/01.............        997,606
 1,400,000    Duke Energy Corp.
              3.970%, 07/13/01.............      1,393,516
 1,500,000    Emerson Electric Co.
              3.980%, 06/22/01.............      1,496,517
                                              ------------
                                                 3,887,639
                                              ------------
              TOTAL COMMERCIAL PAPER ......     24,996,789
                                              ------------
              (Cost $24,996,789)

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) -- 5.49%
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION -- 5.49%
 1,500,000    4.640%, 06/14/01.............      1,497,487
                                              ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS ..........      1,497,487
                                              ------------
              (Cost $1,497,487)

  SHARES
  ------

 CASH EQUIVALENTS -- 3.02%
   823,652    Bank of New York Cash
              Reserve Fund.................        823,652
                                              ------------
              TOTAL CASH EQUIVALENTS ......        823,652
                                              ------------
              (Cost $823,652)
              TOTAL INVESTMENTS-- 100.12%       27,317,928
                                              ------------
              (Cost $27,317,928)
              LIABILITIES IN EXCESS OF
              OTHER ASSETS-- (0.12)%.......        (33,763)
                                              ------------
              NET ASSETS-- 100.00%.........   $ 27,284,165
                                              ============

--------------------------------------------------------------------------------
(A)  Interest rate presented represents annualized yield at time of purchase.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                              CREDIT RATING SUMMARY
                              ---------------------

CREDIT RATINGS GIVEN BY STANDARD & POOR'S CORPORATION AND MOODY'S INVESTORS SERVICES INC.

MOODY'S  STANDARD & POOR'S
-------  -----------------
  Aaa            AAA      Instrument judged to be of the highest quality and
                          carrying the smallest amount of investment risk.
  Aa             AA       Instrument judged to be of high quality by all
                          standards.
   A              A       Instrument judged to be adequate by all standards.
  Baa            BBB      Instrument judged to be of modest quality by all
                          standards.
  Ba             BB       Instrument judged to have speculative elements.
   B              B       Instrument judged to lack characteristics of the
                          desirable investment.

  NR             NR       Not Rated. In the opinion of the Investment Advisor,
                          instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

The Standard & Poor's rating may be modified by the addition of a plus or minus sign to show relative standings within the major rating categories.

U.S. Government and Agency Issues have an assumed rating of AAA/Aaa.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 GROWTH        GROWTH AND     HIGH YIELD     INCOME          MONEY
                                                  FUND         INCOME FUND       FUND         FUND        MARKET FUND
                                               ------------    -----------    ----------   -----------    -----------

ASSETS:
 Investments:
   Investments at cost......................   $ 85,577,654    $50,586,058    $4,256,128   $32,233,959    $27,317,928
   Net unrealized appreciation (depreciation)    56,355,885     19,166,490       (30,562)      174,907             --
                                               ------------    -----------    ----------   -----------    -----------
   Total investment at value................    141,933,539     69,752,548     4,225,566    32,408,866     27,317,928
 Cash.......................................        172,410          5,029            --            --             --
Receivables:
   Investments sold.........................        297,012      1,676,666           179     2,180,448             --
   Fund shares sold.........................        730,505         50,440         1,908        14,249             --
   Dividends and interest...................         81,713        389,888        81,242       417,571          1,217
   From Investment Advisor..................             --             --         8,946        18,510          2,061
 Other assets...............................          7,317          7,133        22,124         4,777            683
                                               ------------    -----------    ----------   -----------    -----------
   Total Assets.............................    143,222,496     71,881,704     4,339,965    35,044,421     27,321,889
                                               ------------    -----------    ----------   -----------    -----------
LIABILITIES:
 Payables:
   To custodian.............................             --             --            --         5,190             --
   Dividends payable........................             --             --            --        28,494          4,349
   Investments purchased....................      1,227,630      4,386,901            --     4,386,240         12,390
   Fund shares repurchased..................        132,946        185,538            --            --             --
   Advisory fees............................        102,450         49,164            --        16,860             --
   Trustees fees............................         10,046          4,821           288         2,162          2,150
   Distribution fees........................         13,258          4,048            --           778             --
 Accrued expenses and other payables........         45,660         21,179         9,618        16,622         18,835
                                               ------------    -----------    ----------   -----------    -----------
   Total Liabilities........................      1,531,990      4,651,651         9,906     4,456,346         37,724
                                               ------------    -----------    ----------   -----------    -----------
NET ASSETS..................................   $141,690,506    $67,230,053    $4,330,059   $30,588,075    $27,284,165
                                               ============    ===========    ==========   ===========    ===========
NET ASSETS CONSIST OF:
 Paid-in Capital............................    $86,585,547    $47,890,609    $4,356,871   $31,840,402    $27,292,409
 Accumulated undistributed (distribution in
   excess of) net investment income.........       (326,345)       203,649            --       (43,453)            --
 Accumulated net realized gain (loss)
   on investments sold......................       (924,581)       (30,695)        3,750    (1,383,781)        (8,244)
 Net unrealized appreciation (depreciation)
   on investments...........................     56,355,885     19,166,490       (30,562)      174,907             --
                                               ------------    -----------    ----------   -----------    -----------
 TOTAL NET ASSETS...........................   $141,690,506    $67,230,053    $4,330,059   $30,588,075    $27,284,165
                                               ============    ===========    ==========   ===========    ===========
   Shares of beneficial interest outstanding      7,549,239      4,733,191       544,167     3,126,703     27,292,521
                                               ============    ===========    ==========   ===========    ===========
   Net asset value, offering and
     redemption price per share
     (Net Assets/Shares Outstanding)........         $18.77         $14.20         $7.96         $9.78          $1.00
                                               ============    ===========    ==========   ===========    ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   GROWTH       GROWTH AND   HIGH YIELD     INCOME       MONEY
                                                    FUND        INCOME FUND    FUND(A)       FUND     MARKET FUND
                                                  ---------     -----------  ----------   ----------  -----------
INVESTMENT INCOME:
   Interest.................................      $      --     $  946,157    $ 38,583    $1,010,791    $681,446
   Dividends................................        566,941        148,784       5,441        14,039      14,587
                                                  ---------     ----------    --------    ----------    --------
   Total Income.............................        566,941      1,094,941      44,024     1,024,830     696,033
                                                  ---------     ----------    --------    ----------    --------
EXPENSES:
   Advisory.................................        570,897        286,872       4,279        98,887      45,436
   Co-Administration........................         20,149         10,125         171         4,564       3,895
   Administration...........................        100,330         50,208         856        22,466      19,056
   Transfer Agent...........................         71,935         48,274         784        40,203      37,959
   Custody..................................         26,947         13,541         230         6,102       5,202
   Professional Fees........................         34,975         17,324       4,540        14,451      12,854
   Trustees.................................         24,168         11,171         287         4,925       4,458
   Printing.................................         26,659         13,167         281         4,933       1,564
   Registration and filing fees.............          4,497          1,692       3,629         3,218       5,378
   12b-1 distribution fees..................         89,298         26,875          --         3,964          --
   Miscellaneous............................         11,098          8,698       3,759         4,677       1,643
                                                  ---------     ----------    --------    ----------    --------
   Total expenses before waivers............        980,953        487,947      18,816       208,390     137,445
                                                  ---------     ----------    --------    ----------    --------
   Less expenses waived.....................        (87,667)       (18,827)    (13,395)      (13,660)    (54,914)
                                                  ---------     ----------    --------    ----------    --------
   Net expenses.............................        893,286        469,120       5,421       194,730      82,531
                                                  ---------     ----------    --------    ----------    --------
NET INVESTMENT INCOME (LOSS)................       (326,345)       625,821      38,603       830,100     613,502
                                                  ---------     ----------    --------    ----------    --------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
   Net realized gain (loss) on
     investment transactions................       (838,930)       (30,207)      3,750        41,004       2,114
   Net change in unrealized appreciation
     (depreciation) on investments..........      1,177,624      1,418,326     (30,562)      480,370          --
                                                  ---------     ----------    --------    ----------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT TRANSACTIONS...............        338,694      1,388,119     (26,812)      521,374       2,114
                                                  ---------     ----------    --------    ----------    --------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS................     $   12,349     $2,013,940    $ 11,791    $1,351,474    $615,616
                                                 ==========     ==========    ========    ==========    ========

--------------------------------------------------------------------------
(a) Whitehall High Yield Fund commenced investment operations on April 2, 2001.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                              GROWTH AND
                                                                             GROWTH FUND                     INCOME FUND
                                                                  ------------------------------ ------------------------------
                                                                  SIX MONTHS ENDED   YEAR ENDED  SIX MONTHS ENDED   YEAR ENDED
                                                                    MAY 31, 2001    NOVEMBER 30,   MAY 31, 2001    NOVEMBER 30,
                                                                     (UNAUDITED)        2000        (UNAUDITED)        2000
                                                                  ----------------  ------------ ----------------  ------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss)................................    $   (326,345)    $ (1,019,662)   $   625,821    $  1,115,685
   Net realized gain (loss) on investment transactions.........        (838,930)      13,575,862        (30,207)        391,625
   Net change in unrealized appreciation
   (depreciation) on investments ..............................       1,177,624       (9,926,716)     1,418,326       2,575,251
                                                                   ------------     ------------    -----------    ------------
Net increase (decrease) in net assets resulting from operations          12,349        2,629,484      2,013,940       4,082,561
                                                                   ------------     ------------    -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Premium Class*..............................................              --               --             --            (113)
   Service Class...............................................              --               --       (602,776)     (1,203,313)
                                                                   ------------     ------------    -----------    ------------
                                                                             --               --       (602,776)     (1,203,426)
                                                                   ------------     ------------    -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF NET INVESTMENT INCOME:
   Premium Class*..............................................              --               --             --              --
   Service Class...............................................              --               --             --              --
                                                                   ------------     ------------    -----------    ------------
                                                                             --               --             --              --
                                                                   ------------     ------------    -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
   Premium Class*..............................................              --           (2,673)            --             (51)
   Service Class...............................................      (3,836,840)     (14,226,351)      (382,855)       (167,379)
                                                                   ------------     ------------    -----------    ------------
                                                                     (3,836,840)     (14,229,024)      (382,855)       (167,430)
                                                                   ------------     ------------    -----------    ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued.................................      26,326,976       44,324,786      4,039,421      12,909,750
   Dividends reinvested........................................       3,812,120       14,216,432        984,485       1,370,360
   Cost of shares redeemed.....................................     (13,124,146)     (49,962,875)    (4,651,223)    (10,753,664)
                                                                   ------------     ------------    -----------    ------------
Change in net assets from capital share transactions...........      17,014,950        8,578,343        372,683       3,526,446
                                                                   ------------     ------------    -----------    ------------
Capital contributions..........................................              --               --             --              --
                                                                   ------------     ------------    -----------    ------------
Net change in net assets.......................................      13,190,459       (3,021,197)     1,400,992       6,238,151
NET ASSETS:
   Beginning of period.........................................     128,500,047      131,521,244     65,829,061      59,590,910
                                                                   ------------     ------------    -----------    ------------
   End of period (including line A)............................    $141,690,506     $128,500,047    $67,230,053    $ 65,829,061
                                                                   ============     ============    ===========    ============
(A) Undistributed (distribution in excess of)
   net investment income ......................................    $   (326,345)    $         --    $   203,649    $    180,604
                                                                   ============     ============    ===========    ============


                                                                  HIGH YIELD
                                                                    FUND(A)              INCOME FUND
                                                                 ------------ ------------------------------
                                                                 PERIOD ENDED SIX MONTHS ENDED   YEAR ENDED
                                                                 MAY 31, 2001   MAY 31, 2001    NOVEMBER 30,
                                                                 (UNAUDITED)     (UNAUDITED)        2000
                                                                 ------------ ----------------  ------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss)................................  $    38,603    $   830,100    $   2,297,176
   Net realized gain (loss) on investment transactions.........        3,750         41,004       (1,365,273)
   Net change in unrealized appreciation
   (depreciation) on investments ..............................      (30,562)       480,370          820,014
                                                                  ----------    -----------     ------------
Net increase (decrease) in net assets resulting from operations       11,791      1,351,474        1,751,917
                                                                  ----------    -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Premium Class*..............................................           --             --             (186)
   Service Class...............................................      (38,603)      (873,553)      (2,295,419)
                                                                  ----------    -----------     ------------
                                                                     (38,603)      (873,553)      (2,295,605)
                                                                  ----------    -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF NET INVESTMENT INCOME:
   Premium Class*..............................................           --             --               --
   Service Class...............................................           --             --          (39,427)
                                                                  ----------    -----------     ------------
                                                                          --             --          (39,427)
                                                                  ----------    -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
   Premium Class*..............................................           --             --               --
   Service Class...............................................           --             --               --
                                                                  ----------    -----------     ------------
                                                                          --             --               --
                                                                  ----------    -----------     ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued.................................    4,343,890      1,647,639       14,357,218
   Dividends reinvested........................................       38,248        841,697        2,331,588
   Cost of shares redeemed.....................................      (25,267)    (3,513,995)     (20,770,299)
                                                                  ----------    -----------     ------------
Change in net assets from capital share transactions...........    4,356,871     (1,024,659)      (4,081,493)
                                                                  ----------    -----------     ------------
Capital contributions..........................................           --             --           25,228
                                                                  ----------    -----------     ------------
Net change in net assets.......................................    4,330,059       (546,738)      (4,639,380)
NET ASSETS:
   Beginning of period.........................................           --     31,134,813       35,774,193
                                                                  ----------    -----------     ------------
   End of period (including line A)............................   $4,330,059    $30,588,075     $ 31,134,813
                                                                  ==========    ===========     ============
(A) Undistributed (distribution in excess of)
   net investment income ......................................   $       --    $   (43,453)    $         --
                                                                  ==========    ===========     ============

                                                                                MONEY
                                                                             MARKET FUND
                                                                  ------------------------------
                                                                  SIX MONTHS ENDED   YEAR ENDED
                                                                    MAY 31, 2001    NOVEMBER 30,
                                                                     (UNAUDITED)        2000
                                                                  ----------------  ------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss)................................     $   613,502     $    985,703
   Net realized gain (loss) on investment transactions.........           2,114             (998)
   Net change in unrealized appreciation
   (depreciation) on investments ..............................              --               --
                                                                    -----------     ------------
Net increase (decrease) in net assets resulting from operations         615,616          984,705
                                                                    -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Premium Class*..............................................              --             (186)
   Service Class...............................................        (613,502)        (985,517)
                                                                    -----------     ------------
                                                                       (613,502)        (985,703)
                                                                    -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF NET INVESTMENT INCOME:
   Premium Class*..............................................              --               --
   Service Class...............................................              --               --
                                                                    -----------     ------------
                                                                             --               --
                                                                    -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
   Premium Class*..............................................              --               --
   Service Class...............................................              --               --
                                                                    -----------     ------------
                                                                             --               --
                                                                    -----------     ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued.................................      16,621,815       36,559,027
   Dividends reinvested........................................         607,605          931,385
   Cost of shares redeemed.....................................      (8,533,379)     (39,417,874)
                                                                    -----------     ------------
Change in net assets from capital share transactions...........       8,696,041       (1,927,462)
                                                                    -----------     ------------
Capital contributions..........................................              --               --
                                                                    -----------     ------------
Net change in net assets.......................................       8,698,155       (1,928,460)
NET ASSETS:
   Beginning of period.........................................      18,586,010       20,514,470
                                                                    -----------     ------------
   End of period (including line A)............................     $27,284,165     $ 18,586,010
                                                                    ===========     ============
(A) Undistributed (distribution in excess of)
   net investment income ......................................     $        --     $         --
                                                                    ===========     ============

--------------------------------------------------------------------------
*    The Premium Class closed on February 23, 2000 with respect to the Growth Fund, Growth and Income Fund and Income Fund, and on
     March 2, 2000 with respect to the Money Market Fund. The Premium Class was never offered to the public.
(a)  Whitehall High Yield Fund commenced investment operations on April 2, 2001.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      16-17

WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  GROWTH FUND
                                   ----------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                     MAY 31, 2001                       YEARS ENDED NOVEMBER 30,
                                                  -------------------------------------------------------
                                     (UNAUDITED)    2000        1999        1998        1997        1996
                                      --------    --------    --------    --------    --------    -------

NET ASSET VALUE,
Beginning of Period...............    $  19.24    $  20.97    $  16.51    $  16.67    $  15.37    $ 12.97
                                      --------    --------    --------    --------    --------    -------
Income from Investment
Operations:
  Net investment
    income gain (loss)............       (0.04)      (0.15)      (0.05)       0.07        0.35       0.14
  Net realized and unrealized
    gain on investment
    transactions..................        0.15        0.65        6.46        2.37        3.03       2.90
                                      --------    --------    --------    --------    --------    -------
  Total income from
    investment operations.........        0.11        0.50        6.41        2.44        3.38       3.04
                                      --------    --------    --------    --------    --------    -------
Less Dividends from:
  Net investment income...........          --          --          --       (0.05)      (0.31)     (0.19)
  In excess of net
    investment income.............          --          --          --          --       (0.24)        --
  Realized gains..................       (0.58)      (2.23)      (1.95)      (2.55)      (1.53)     (0.45)
                                      --------    --------    --------    --------    --------    -------
  Total Distributions.............       (0.58)      (2.23)      (1.95)      (2.60)      (2.08)     (0.64)
                                      --------    --------    --------    --------    --------    -------
Net change in net asset
  value per share.................       (0.47)      (1.73)       4.46       (0.16)       1.30       2.40
                                      --------    --------    --------    --------    --------    -------
NET ASSET VALUE,
  End of Period...................    $  18.77    $  19.24    $  20.97    $  16.51    $  16.67    $ 15.37
                                      ========    ========    ========    ========    ========    =======
Total Return (a)..................        0.45%       1.96%      44.49%      17.87%      24.68%     24.61%
Ratios/Supplemental Data:
Net Assets at the end of
  period (in thousands)...........    $141,691    $128,500    $131,496    $124,485    $105,386    $93,640
Ratios to average net assets:
  Expenses before waivers+........        1.46%       1.26%       1.04%       1.04%       0.99%      0.99%
  Expenses net of waivers.........        1.33%       1.24%       0.93%       0.94%       0.89%      0.89%
  Net investment
    income (loss) (net of waivers)       (0.49)%     (0.63)%     (0.23)%      0.32%       0.74%      0.93%
Portfolio Turnover Rate (b).......           1%          7%          6%         92%         44%        27%

--------------------------------------------------------------------------

+    During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(a)  Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)  Not Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                 GROWTH AND INCOME FUND
                                        -------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                          MAY 31, 2001                 YEARS ENDED NOVEMBER 30,
                                                        ---------------------------------------------------
                                           (UNAUDITED)   2000       1999       1998       1997       1996
                                             -------    -------    -------    -------    -------    -------
NET ASSET VALUE,
Beginning of Period ......................   $ 13.97    $ 13.33    $ 12.90    $ 13.51    $ 12.76    $ 11.79
                                             -------    -------    -------    -------    -------    -------
Income from Investment
Operations:
  Net investment income ..................      0.13       0.24       0.26       0.38       0.50       0.34
  Net realized and
    unrealized gain
    on investment
    transactions .........................      0.31       0.70       1.50       1.41       1.27       1.26
                                             -------    -------    -------    -------    -------    -------
  Total income from
    investment operations ................      0.44       0.94       1.76       1.79       1.77       1.60
                                             -------    -------    -------    -------    -------    -------
Less Dividends from:
  Net investment income ..................     (0.13)     (0.26)     (0.20)     (0.38)     (0.50)     (0.36)
  Realized gains .........................     (0.08)     (0.04)     (1.13)     (2.02)     (0.52)     (0.27)
                                             -------    -------    -------    -------    -------    -------
  Total Distributions ....................     (0.21)     (0.30)     (1.33)     (2.40)     (1.02)     (0.63)
                                             -------    -------    -------    -------    -------    -------
Net change in net asset
  value per share ........................      0.23       0.64       0.43      (0.61)      0.75       0.97
                                             -------    -------    -------    -------    -------    -------
NET ASSET VALUE,
  End of Period ..........................   $ 14.20    $ 13.97    $ 13.33    $ 12.90    $ 13.51    $ 12.76
                                             =======    =======    =======    =======    =======    =======
Total Return (a) .........................      3.15%      6.93%     15.23%     15.98%     14.69%     14.08%
Ratios/Supplemental Data:
Net Assets at the end of
  period (in thousands) ..................   $67,230    $65,829    $59,572    $66,262    $61,867    $64,232
Ratios to average net assets:
  Expenses before waiver+ ................      1.45%      1.32%      1.11%      1.01%      1.07%      1.09%
  Expenses net of waiver .................      1.39%      1.31%      1.00%      0.91%      0.97%      0.99%
  Net investment income
    (net of waivers) .....................      1.85%      1.61%      2.02%      2.95%      2.91%      2.98%
Portfolio Turnover Rate (b) ..............        88%        73%        42%        76%       138%        77%

--------------------------------------------------------------------------

+    During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(a)  Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)  Not Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              HIGH YIELD FUND(C)
                                                              ------------------
                                                                 PERIOD ENDED
                                                                 MAY 31, 2001
                                                                 (UNAUDITED)
                                                                 ------------
 NET ASSET VALUE,
 Beginning of Period                                               $ 8.00
                                                                   ------
 Income from Investment Operations:
   Net investment income                                             0.09
   Net realized and unrealized gain (loss)
   on investment transactions                                       (0.04)
                                                                   ------
   Total income from investment operations                           0.05
                                                                   ------
 Less Dividends from:
   Net investment income                                            (0.09)
   In excess of net investment income                                  --
   Realized gains                                                      --
                                                                   ------
   Total distributions                                              (0.09)
                                                                   ------
 Net change in net asset value per share                            (0.04)
                                                                   ------
 NET ASSET VALUE,
   End of Period                                                   $ 7.96
                                                                   ======
 Total Return (a)                                                    0.59%
 Ratios/Supplemental Data:
 Net Assets at the end of period (in thousands)                    $4,330
 Ratios to average net assets:
   Expenses before waivers+                                          5.06%
   Expenses net of waivers                                           0.95%
   Net investment income (net of waivers)                            6.77%
 Portfolio Turnover Rate (b)                                            5%

--------------------------------------------------------------------------
+ During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)  Not Annualized.
(c)  Whitehall High Yield Fund commenced investment operations on April 2, 2001.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                INCOME FUND
                                 ----------------------------------------------------------------------
                                 SIX MONTHS ENDED
                                   MAY 31, 2001                    YEARS ENDED NOVEMBER 30,
                                                 ------------------------------------------------------
                                    (UNAUDITED)   2000         1999        1998       1997       1996
                                      -------    -------      -------     -------    -------    -------
NET ASSET VALUE,
Beginning of Period...............    $  9.63    $  9.79      $ 10.61     $ 10.36    $ 10.22    $ 10.72
                                      -------    -------      -------     -------    -------    -------
Income from Investment
Operations:
  Net investment income...........       0.27       0.57         0.55        0.59       0.57       0.54
  Net realized and unrealized
    gain (loss) on investment
    transactions..................       0.16      (0.15)       (0.72)       0.33       0.14      (0.12)
                                      -------    -------      -------     -------    -------    -------
  Total income (loss) from
    investment operations.........       0.43       0.42        (0.17)       0.92       0.71       0.42
                                      -------    -------      -------     -------    -------    -------
Less Dividends from:
  Net investment income...........      (0.28)     (0.58)       (0.57)      (0.59)     (0.57)     (0.54)
  In excess of net
    investment income.............         --      (0.01)       (0.01)         --         --         --
  Realized gains..................         --         --        (0.07)      (0.08)        --      (0.38)
                                      -------    -------      -------     -------    -------    -------
  Total distributions.............      (0.28)     (0.59)       (0.65)      (0.67)     (0.57)     (0.92)
                                      -------    -------      -------     -------    -------    -------
Capital contributions.............         --       0.01           --          --         --         --
                                      -------    -------      -------     -------    -------    -------
Net change in net asset
  value per share.................       0.15      (0.16)       (0.82)       0.25       0.14      (0.50)
                                      -------    -------      -------     -------    -------    -------
NET ASSET VALUE,
  End of Period...................    $  9.78    $  9.63      $  9.79     $ 10.61    $ 10.36    $ 10.22
                                      =======    =======      =======     =======    =======    =======
Total Return (a)..................       4.49%      4.49%(b)    (1.79)%      9.27%      7.20%      4.25%
Ratios/Supplemental Data:
Net Assets at the end of
  period (in thousands)...........    $30,588    $31,135      $35,760     $38,803    $31,628    $27,768
Ratios to average net assets:
  Expenses before waivers+........       1.37%      1.23%        1.13%       0.90%      1.17%      1.22%
  Expenses net of waivers.........       1.28%      1.21%        1.02%       0.80%      1.07%      1.12%
  Net investment income
    (net of waivers)..............       5.46%      5.96%        5.37%       5.63%      5.61%      5.07%
Portfolio Turnover Rate (c).......        237%       223%          70%         93%       210%       160%

--------------------------------------------------------------------------

+    During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(a)  Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)  Total return for the period would have been lower by 0.01% if a capital contribution of $25,228 had not been made.
(c)  Not Annualized.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 MONEY MARKET FUND
                                  ----------------------------------------------------------------------
                                  SIX MONTHS ENDED
                                    MAY 31, 2001                       YEARS ENDED NOVEMBER 30,
                                                     ---------------------------------------------------
                                     (UNAUDITED)      2000       1999       1998       1997       1996
                                  ----------------   -------    -------    -------    -------    -------
NET ASSET VALUE,
Beginning of Period...............    $  1.00        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                      -------        -------    -------    -------    -------    -------
Income from Investment
Operations:
  Net investment income...........       0.02           0.06       0.04       0.05       0.05       0.05
                                      -------        -------    -------    -------    -------    -------
Less Dividends from:
  Net investment income...........      (0.02)         (0.06)     (0.04)     (0.05)     (0.05)     (0.05)
                                      -------        -------    -------    -------    -------    -------
NET ASSET VALUE,
  End of Period...................    $  1.00        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                      =======        =======    =======    =======    =======    =======
Total Return (a)..................       2.44%          5.71%      4.54%      5.27%      4.96%      4.88%
Ratios/Supplemental Data:
Net Assets at the end of
  period (in thousands)...........    $27,284        $18,586    $20,500    $18,585    $25,784    $34,269
Ratios to average net assets:
  Expenses before waivers
    and reimbursement+............       1.02%          1.15%      1.07%      0.76%      0.99%      0.95%
  Expenses net of waivers
    and reimbursement.............       0.64%          0.64%      0.64%      0.41%      0.64%      0.65%
  Net investment income
    (net of waivers)..............       4.73%          5.50%      4.46%      5.16%      4.84%      4.82%

--------------------------------------------------------------------------

+    During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION. Whitehall Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company and currently consists of five separate investment portfolios: Growth Fund, Growth and Income Fund, High Yield Fund, Income Fund and Money Market Fund (individually, a "Fund", and collectively, the "Funds"), each offering one class of shares.

The investment objective of the Growth Fund ("Growth") is to provide long-term capital appreciation through investment primarily in a diversified portfolio of common stock and securities convertible into the common stock of publicly traded, U.S. companies. Growth may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. companies, the equity securities of foreign companies (if traded "over-the-counter") and American Depositary Receipts.

The investment objective of the Growth and Income Fund ("Growth and Income") is to provide long-term capital appreciation and current income by investing in varying proportions of equities and debt securities depending on the projected strength of the equity and debt markets at the time of purchase.

The investment objective of the High Yield Fund ("High Yield") is to provide a high level of current income, with capital appreciation as a secondary objective. The Fund invests in U.S. corporate fixed income securities that are rated below investment grade (i.e., high yield/high risk debt securities), offering potential returns that are sufficiently high to justify the greater investment risks.

The investment objective of the Income Fund ("Income") is to provide current income plus capital appreciation by investing at least 65% of its total assets in fixed income securities such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements.

The investment objectives of the Money Market Fund ("Money Market") are current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, short-term U.S. dollar-denominated obligations.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         (a) Portfolio Valuations: Each Fund's shares are priced at net asset value. The net asset value per share of the Money Market is calculated as of 12:00 noon (Eastern time) and the net asset value of the non-money market funds is calculated as of 4:00 p.m. (Eastern time). Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Money Market uses the amortized cost method to value its portfolio securities, in accordance with Rule 2a-7 under the 1940 Act, as amended, and seeks to maintain a constant net asset value of $1.00 per share. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


         (b) Securities Transactions and Related Income: The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

         (c) Expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Trust expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. The investment income and expense of a Fund and realized and unrealized gains and losses on investments of a Fund are based upon their relative net assets on the date the income is earned or the expenses and realized and unrealized gains and losses are incurred.

         (d) Dividends and Distributions to Shareholders: Income, High Yield and Money Market's net investment income is declared daily and paid monthly. Growth's net investment income is declared and paid annually. Growth and Income's net investment income is declared and paid quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryover, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividend and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. Permanent book/tax differences are primarily attributable to redesignation of distributions and paydowns.

         (e) Federal Income Taxes: It is the Funds' policy to continue to comply with the applicable requirements of Subchapter M of the Internal Revenue Code and to distribute in a timely manner all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

         (f) When-Issued Transactions: The Funds may purchase securities on a when-issued and delayed delivery basis. These transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future.

         (g) In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Trust does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES. The Trust, on behalf of each Fund, has entered into investment advisory agreements with Whitehall Asset Management, Inc. (the "Advisor") (the "Advisory Agreements"). Pursuant to the terms of the Advisory Agreements, the Advisor is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of 0.85% for Growth and Growth and Income; 0.75% for High Yield; 0.65% for Income; and 0.35% for Money Market. From the period January 31, 2001 through January 31, 2002, the Advisor has contractually agreed to waive its management fee and/or reimburse expenses to the extent necessary to maintain net expenses for each Fund as follows: Growth, 1.33%; Growth and Income, 1.39%; High Yield, 0.95%; Income

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


Fund, 1.28%; and Money Market, 0.64%. This resulted in the Advisor waiving $87,667, $18,827, $4,279, $13,660 and $45,436 in management fees for Growth,
Growth and Income, High Yield, Income and Money Market, respectively, and reimbursing expenses of $8,946 and $5,583 for High Yield and Money Market, respectively for the six months ended May 31, 2001. The Advisor received management fees, net of waivers, of $483,230, $268,045 and $85,227 for the Growth Fund, the Growth and Income Fund and the Income Fund, respectively, for the six months ended May 31, 2001.

In September 2000, the Advisor entered into a Sub-Advisory Contract with Fountain Capital Management, LLC ("Fountain") to provide advisory services, including portfolio management to High Yield, subject to the overall supervision of the Advisor. Fountain is a private investment advisory firm that specializes in the management of high yielding corporate securities. In consideration of its services to High Yield, the Advisor pays Fountain a monthly fee at the annual rate of up to 0.375% of the average net assets of High Yield. For the six months ended May 31, 2001, Fountain waived its entire advisory fee.

In September 1998, IBJ Whitehall Bank & Trust Company ("Whitehall") entered into a Co-Administration Services Contract with the Trust. Under this contract, Whitehall performs supplemental administrative services, including (i) supervising the activities of PFPC Inc., a member of PNC Financial Services Group (formerly known as PNC Bank Corp.), and the Funds' other service providers, (ii) serving as liaison with the Trustees and (iii) providing general product management and oversight to the extent not provided by PFPC Inc. In consideration of Whitehall's services under this contract, the Trust pays Whitehall a monthly fee with respect to each Fund at an annual rate of 0.03% of the average daily net assets of the Fund during the preceding month. For the six months ended May 31, 2001, Whitehall received co-administration fees of $20,149, $10,125, $171, $4,564 and $3,895 for Growth, Growth and Income, High Yield, Income and Money Market Funds, respectively, and has waived fees of $171 and $3,895 for High Yield and Money Market Funds, respectively. Whitehall also serves as custodian for all the Funds.

The Trust and PFPC Inc. have entered into an administration agreement under which PFPC Inc. ("Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.15% of average daily net assets of each Fund up to $500 million; 0.10% of average daily net assets of each Fund in excess of $500 million up to $1 billion; and 0.075% of average daily net assets of each Fund in excess of $1 billion. The services are subject to the supervision of the Trust's Board of Trustees and officers and include the day-to-day administration of matters related to the corporate existence of the Trust, maintenance of its records, preparation of reports, supervision of the Trust's arrangements with its custodian and assistance in the preparation of the Trust's registration statements under federal and state laws

In addition, PFPC Inc. also provides certain fund accounting and related services. PFPC Inc. also serves as transfer agent for the Funds pursuant to a Transfer Agency and Services Agreement with the Trust effective March 1, 1998.

Effective January 2, 2001, PFPC Distributors, Inc., a wholly-owned subsidiary of PFPC Inc., (the "Distributor") became the distributor of the Funds. From December 1, 1999 to January 2, 2001 Provident Distributors, Inc. acted as exclusive distributor of the Trust's shares. The Trust has adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Growth, Growth and Income, High Yield and Income Funds. The Distributor may be paid a fee of up to 0.25% of the average daily net assets of each of these Funds. For the six months ended May 31, 2001, the Distributor received 12b-1 fees of $89,298, $26,875, $0 and $3,964 for Growth, Growth and Income, High Yield and Income, respectively. The Distributor serves as the exclusive distributor of the shares of each Fund pursuant to the Plan.

NOTE 4 -- TRUSTEE COMPENSATION. The Trust pays each unaffiliated Trustee an annual retainer fee of $10,000 ($12,000 for the Chairman of the Board), plus a meeting fee of $1,000 for each Board of Trustees meeting attended and $1,000 ($1,500 for the chairman of the Audit Committee) for each Audit committee meeting of the Trust attended. The Trust also reimburses expenses incurred by each unaffiliated Trustee in attending such meetings. Trustees who are affiliated receive no compensation from the Trust.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


NOTE 5 -- SECURITIES TRANSACTIONS. For the six months ended May 31, 2001, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments), amounted to the following:


                                              PURCHASES                               SALES
                                    -----------------------------        -------------------------------
                                    U.S. GOVERNMENT      OTHER           U.S. GOVERNMENT       OTHER
                                    ---------------   -----------        ---------------   -------------
Growth..........................     $          --    $11,546,947         $          --    $     665,175
Growth and Income...............        24,218,340     34,564,437            26,986,297       32,066,103
High Yield......................                --      3,776,134                    --          155,750
Income..........................        34,832,355     37,154,036            34,702,960       36,682,052

The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis, at May 31, 2001 for each Fund is as follows:
                                                          NET
                         GROSS           GROSS       APPRECIATION
                      APPRECIATION  (DEPRECIATION)  (DEPRECIATION)      COST
                      ------------  --------------  --------------  -----------
Growth..............  $ 58,739,863   $   2,383,978  $  56,355,885   $85,577,654
Growth and Income...    19,595,252         428,762     19,166,490    50,586,058
High Yield..........        18,898          49,460        (30,562)    4,256,128
Income..............       398,260         223,353        174,907    32,233,959
Money Market........            --              --             --    27,317,928

NOTE 6 -- CAPITAL SHARE TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are as follows:

                                                                          GROWTH
                                              ------------------------------------------------------------------
                                                  SIX MONTHS ENDED                         YEAR ENDED
                                                    MAY 31, 2001                        NOVEMBER 30, 2000
                                              ----------------------------         -----------------------------
                                               SHARES           AMOUNT               SHARES           AMOUNT
                                              ---------      -------------         ----------      -------------
SERVICE CLASS
Issued.................................       1,381,065      $  26,326,976          1,898,462      $  44,324,786
Reinvested.............................         196,198          3,812,120            708,925         14,213,759
Redeemed...............................        (706,116)       (13,124,146)        (2,200,064)       (49,934,699)
                                              ---------      -------------         ----------      -------------
Net increase (decrease)................         871,147      $  17,014,950            407,323      $   8,603,846
                                              =========      =============         ==========      =============
PREMIUM CLASS*
Issued.................................              --      $          --                 --      $          --
Reinvested.............................              --                 --                133              2,673
Redeemed...............................              --                 --             (1,330)           (28,176)
                                              ---------      -------------         ----------      -------------
Net increase (decrease)................              --      $          --             (1,197)     $     (25,503)
                                              =========      =============         ==========      =============

* The Premium Class closed on February 23, 2000.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                                     GROWTH AND INCOME
                                               -----------------------------------------------------------
                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                    MAY 31, 2001                     NOVEMBER 30, 2000
                                               -------------------------        --------------------------
                                                SHARES         AMOUNT            SHARES          AMOUNT
                                               --------      -----------        --------      ------------
SERVICE CLASS
Issued.................................         283,799      $ 4,039,421         853,538      $ 12,909,750
Reinvested.............................          69,935          984,485          91,338         1,370,195
Redeemed...............................        (332,250)      (4,651,223)       (701,089)      (10,739,570)
                                               --------      -----------        --------      ------------
Net increase (decrease)................          21,484      $   372,683         243,787      $  3,540,375
                                               ========      ===========        ========      ============
PREMIUM CLASS*
Issued.................................              --      $        --              --      $         --
Reinvested.............................              --               --              12               165
Redeemed...............................              --               --          (1,409)          (14,094)
                                               --------      -----------        --------      ------------
Net increase (decrease)................              --      $        --          (1,397)     $    (13,929)
                                               ========      ===========        ========      ============

                                                                       HIGH YIELD**
                                                ----------------------------------------------------------------
                                                    PERIOD ENDED                           YEAR ENDED
                                                    MAY 31, 2001                        NOVEMBER 30, 2000
                                                --------------------------         -----------------------------
                                                SHARES          AMOUNT               SHARES           AMOUNT
                                                -------      -------------         ----------      -------------
SERVICE CLASS
Issued.................................         542,544      $   4,343,890                 --      $          --
Reinvested.............................           4,793             38,248                 --                 --
Redeemed...............................          (3,170)           (25,267)                --                 --
                                                -------      -------------         ----------      -------------
Net increase (decrease)................         544,167      $   4,356,871                 --      $          --
                                                =======      =============         ==========      =============

*  The Premium Class closed on February 23, 2000.
** The High Yield Fund commenced operations on April 2, 2001.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                          INCOME
                                               -----------------------------------------------------------------
                                                  SIX MONTHS ENDED                         YEAR ENDED
                                                    MAY 31, 2001                        NOVEMBER 30, 2000
                                               ---------------------------         -----------------------------
                                                SHARES           AMOUNT              SHARES           AMOUNT
                                               --------      -------------         ----------      -------------
SERVICE CLASS
Issued.................................         168,366      $   1,647,639          1,488,238      $  14,357,218
Reinvested.............................          85,804            841,697            240,706          2,331,440
Redeemed...............................        (360,427)        (3,513,995)        (2,147,027)       (20,755,401)
                                               --------      -------------         ----------      -------------
Net increase (decrease)................        (106,257)     $  (1,024,659)          (418,083)     $  (4,066,743)
                                               ========      =============         ==========      =============
PREMIUM CLASS*
Issued.................................              --      $          --                 --      $          --
Reinvested.............................              --                 --                 14                148
Redeemed...............................              --                 --             (1,476)           (14,898)
                                               --------      -------------         ----------      -------------
Net increase (decrease)................              --      $          --             (1,462)     $     (14,750)
                                               ========      =============         ==========      =============

* The Premium Class closed on February 23, 2000.


                                                                       MONEY MARKET
                                             -------------------------------------------------------------------
                                                  SIX MONTHS ENDED                         YEAR ENDED
                                                    MAY 31, 2001                        NOVEMBER 30, 2000
                                             -----------------------------        ------------------------------
                                               SHARES           AMOUNT              SHARES            AMOUNT
                                             ----------      -------------        -----------      -------------
SERVICE CLASS
Issued.................................      16,621,815      $  16,621,815         36,559,027      $  36,559,027
Reinvested.............................         607,605            607,605            931,215            931,215
Redeemed...............................      (8,533,379)        (8,533,379)       (39,403,410)       (39,403,410)
                                             ----------      -------------        -----------      -------------
Net increase (decrease)................       8,696,041      $   8,696,041         (1,913,168)     $  (1,913,168)
                                             ==========      =============        ===========      =============
PREMIUM CLASS*
Issued.................................              --      $          --                 --      $          --
Reinvested.............................              --                 --                170                170
Redeemed...............................              --                 --            (14,464)           (14,464)
                                             ----------      -------------        -----------      -------------
Net increase...........................              --      $          --            (14,294)     $     (14,294)
                                             ==========      =============        ===========      =============

* The Premium Class closed on March 2, 2000.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


NOTE 7 -- CAPITAL LOSS CARRYOVERS. At May 31, 2001, Income and Money Market had the following capital loss carryovers:

                                 CAPITAL LOSS CARRYOVER        EXPIRATION DATE
                                 ----------------------        ---------------
Income                               $    61,083                    2007
                                       1,344,373                    2008

Money Market                         $     2,781                    2003
                                           4,513                    2004
                                           1,260                    2005
                                             247                    2006
                                             532                    2007
                                           1,025                    2008

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

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



--------------------------------------------------------------------------------

    WHITEHALL FUNDS TRUST

    An investment in shares of the Trust is neither insured nor guaranteed by the FDIC or the U.S. Government. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, IBJ Whitehall Bank & Trust Company, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and may involve investment risk, including the possible loss of principal. The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.
    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

--------------------------------------------------------------------------------

WHITEHALL FUNDS Trust

Board of Trustees                       INVESTMENT ADVISOR
                                        Whitehall Asset Management, Inc.
George H. Stewart, Chairman*            320 Park Avenue, 10th Floor
                                        New York, New York 10022
Robert H. Dunker, Trustee*
                                        ADMINISTRATOR
Pierre de St. Phalle, Trustee*          PFPC Inc.
                                        4400 Computer Drive
Jeffery H. Boyd, Trustee*               Westborough, MA 01581

Joseph E. Breslin, Trustee              DISTRIBUTOR
                                        PFPC Distributors, Inc.
Susan V. Machtiger, Trustee*            3200 Horizon Drive
                                        King of Prussia, PA 19406
Tracy L. Nixon, Trustee*
                                        CUSTODIAN
                                        IBJ Whitehall Bank & Trust Company
Officers                                320 Park Avenue, 10th Floor
                                        New York, New York 10022
Joseph E. Breslin President
                                        COUNSEL
Peter L. Kirby Treasurer                Paul, Weiss, Rifkind, Wharton & Garrison
                                        1285 Avenue of the Americas
Michael C. Kardok Assistant Treasurer   New York, New York 10019

Frank J. DiPietro Assistant Treasurer   INDEPENDENT AUDITORS
                                        Ernst & Young LLP
Judith L. Levy Secretary                787 Seventh Avenue
                                        New York, New York 10019
David C. Lebisky Assistant Secretary

*    Non Affiliated Trustee


This report is for the information of the shareholders of Whitehall Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

[GRAPHIC OMITTED: LOGO W 1923]


WHITEHALL ASSET MANAGEMENT, INC.
320 Park Avenue, 10th Floor
New York NY 10022
www.thewhitehallfunds.com